Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While our 2024 Plan permits the grants of equity awards at any time, the company grants equity awards to its employees, including its executive officers, on pre-determined schedules. On an annual basis, during the first week of March, the company typically grants all eligible employees an equity award in connection with the company’s annual performance review process. Those annual grants are comprised of stock options and/or RSUs depending upon the allocation chosen in advance by employees below the vice president level. Eligible employees at or above the vice president level receive a mix pre-determined by the compensation committee of stock options and RSUs, and in the case of the executive officers and executive team members (and beginning in March 2025, all other employees at or above the vice president level), PSUs. All annual equity awards are approved in advance by our compensation committee. Typically, the company has filed with the SEC its Annual Report on Form 10-K during the month prior to these annual March grants. In addition, as a practice, the company typically grants equity awards to newly hired employees, including executive officers, on the first day of the month after the employee commences employment, or, if employment commences after the 15th of the month, on the first day of the second month after employment commences.  Equity grants for out-of-cycle promotions typically occur similarly to new hires, while those for mid-year promotions typically occur on a pre-determined date.

The company believes these practices enhance its internal controls around its equity award granting process.  It is the company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation and not to take material non-public information into account when determining the timing or terms of equity awards. If circumstances were to arise that would warrant a grant of an equity award other than at the times set forth above, the compensation committee or board may consider and approve such grants taking into account any possession of material non-public information.

During the year ended December 31, 2024, none of our named executive officers was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a Quarterly Report on Form 10-Q or an Annual Report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	While our 2024 Plan permits the grants of equity awards at any time, the company grants equity awards to its employees, including its executive officers, on pre-determined schedules. On an annual basis, during the first week of March, the company typically grants all eligible employees an equity award in connection with the company’s annual performance review process. Those annual grants are comprised of stock options and/or RSUs depending upon the allocation chosen in advance by employees below the vice president level. Eligible employees at or above the vice president level receive a mix pre-determined by the compensation committee of stock options and RSUs, and in the case of the executive officers and executive team members (and beginning in March 2025, all other employees at or above the vice president level), PSUs. All annual equity awards are approved in advance by our compensation committee. Typically, the company has filed with the SEC its Annual Report on Form 10-K during the month prior to these annual March grants. In addition, as a practice, the company typically grants equity awards to newly hired employees, including executive officers, on the first day of the month after the employee commences employment, or, if employment commences after the 15th of the month, on the first day of the second month after employment commences. Equity grants for out-of-cycle promotions typically occur similarly to new hires, while those for mid-year promotions typically occur on a pre-determined date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The company believes these practices enhance its internal controls around its equity award granting process.  It is the company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation and not to take material non-public information into account when determining the timing or terms of equity awards. If circumstances were to arise that would warrant a grant of an equity award other than at the times set forth above, the compensation committee or board may consider and approve such grants taking into account any possession of material non-public information.

MNPI Disclosure Timed for Compensation Value	false